LAND USE RIGHTS (Details) - 12 months ended Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	CNY (¥)
LAND USE RIGHTS
Land use rights (Note 3)			¥ 149,668
Less: Accumulated amortization			(4,147)
Total		$ 20,959	¥ 145,521
Amortization expense of land use rights	¥ 4,147